[redacted]

13002828

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

SEP 04 2013

Washington, DC 20549

001-36059

September 4, 2013

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Controladora Vuela Compañía de Aviación, S.A.B. de C.V., American Depositary Shares ("ADSs"), each representing ten (10) Ordinary Participation Certificates (*Certificados de Participacion Ordinarios*) ("CPOs"), each CPO representing the economic interest in one (1) share of Series A Common Stock, without par value (application for the Ordinary Participation Certificates (*Certificados de Participacion Ordinarios*) ("CPOs"), each CPO representing the economic interest in one (1) share of Series A Common Stock, without par value is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 4, 2013. Tentative listing date – September 18, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com